UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21852
Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
May 31
Date of reporting period:
May 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Seligman Technology and Information Fund
Class A / SLMCX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 136	1.17%
Management's Discussion of Fund Performance
Top Performance Contributors
Allocation
| Overall, the Fund’s allocation to the information technology sector relative to the S&P North American Technology Sector Index was the largest contributing sector during the annual period. Within information technology, the Fund’s allocation to information technology services, technology hardware storage and peripherals, software, and communications equipment all contributed to overall performance.
Security selection
| The Fund maintained an average underweight to information technology services and technology hardware storage and peripherals during the annual period. Strong security selection within those subsectors delivered positive alpha relative to the benchmark.
Individual holdings
| Positions in computer hardware company Dell Technologies, web services company GoDaddy, and semiconductor company Lam Research contributed to the Fund’s relative performance during the period. Not owning a position in professional services company Accenture, which was a constituent of the benchmark during the period, also contributed to relative results.
Top Performance Detractors
Allocation
| The Fund’s allocation to the communication services and real estate sectors detracted from relative performance during the period. The Fund maintained an average underweight to the communication services sector during the period, which detracted from performance relative to the benchmark due to strong returns from the sector.
Individual holdings
| Positions that detracted most relative to the benchmark during the period included semiconductor company NVIDIA, internet content company and Facebook parent Meta Platforms, content collaboration platform Dropbox, and application software company Cerence.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	32.55	24.22	19.99
Class A (including sales charges)	24.94	22.76	19.28
S&P North American Technology Sector Index	41.01	22.12	20.09
Russell 3000 Index	27.58	15.00	12.09
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 12,995,710,378
Total number of portfolio holdings	66
Management services fees (represents 0.82% of Fund average net assets)	$ 91,097,047
Portfolio turnover for the reporting period	39%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Lam Research Corp.	5.3%
Broadcom, Inc.	5.2%
Microsoft Corp.	4.9%
NVIDIA Corp.	4.4%
Alphabet, Inc., Class A	3.9%
Apple, Inc.	3.6%
Applied Materials, Inc.	3.4%
Bloom Energy Corp., Class A	3.1%
GoDaddy, Inc., Class A	2.9%
eBay, Inc.	2.8%
Equity Sector Allocation
Information Technology Sub-industry Allocation
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Seligman Technology and Information Fund
Advisor Class / SCIOX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$ 107	0.92%
Management's Discussion of Fund Performance
Top Performance Contributors
Allocation
| Overall, the Fund’s allocation to the information technology sector relative to the S&P North American Technology Sector Index was the largest contributing sector during the annual period. Within information technology, the Fund’s allocation to information technology services, technology hardware storage and peripherals, software, and communications equipment all contributed to overall performance.
Security selection
| The Fund maintained an average underweight to information technology services and technology hardware storage and peripherals during the annual period. Strong security selection within those subsectors delivered positive alpha relative to the benchmark.
Individual holdings
| Positions in computer hardware company Dell Technologies, web services company GoDaddy, and semiconductor company Lam Research contributed to the Fund’s relative performance during the period. Not owning a position in professional services company Accenture, which was a constituent of the benchmark during the period, also contributed to relative results.
Top Performance Detractors
Allocation
| The Fund’s allocation to the communication services and real estate sectors detracted from relative performance during the period. The Fund maintained an average underweight to the communication services sector during the period, which detracted from performance relative to the benchmark due to strong returns from the sector.
Individual holdings
| Positions that detracted most relative to the benchmark during the period included semiconductor company NVIDIA, internet content company and Facebook parent Meta Platforms, content collaboration platform Dropbox, and application software company Cerence.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Advisor Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class	32.88	24.53	20.29
S&P North American Technology Sector Index	41.01	22.12	20.09
Russell 3000 Index	27.58	15.00	12.09
P
ast performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 12,995,710,378
Total number of portfolio holdings	66
Management services fees (represents 0.82% of Fund average net assets)	$ 91,097,047
Portfolio turnover for the reporting period	39%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Lam Research Corp.	5.3%
Broadcom, Inc.	5.2%
Microsoft Corp.	4.9%
NVIDIA Corp.	4.4%
Alphabet, Inc., Class A	3.9%
Apple, Inc.	3.6%
Applied Materials, Inc.	3.4%
Bloom Energy Corp., Class A	3.1%
GoDaddy, Inc., Class A	2.9%
eBay, Inc.	2.8%
Equity Sector Allocation
Information Technology Sub-industry Allocation
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Seligman Technology and Information Fund
Class C / SCICX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 222	1.92%
Management's Discussion of Fund Performance
Top Performance Contributors
Allocation
| Overall, the Fund’s allocation to the information technology sector relative to the S&P North American Technology Sector Index was the largest contributing sector during the annual period. Within information technology, the Fund’s allocation to information technology services, technology hardware storage and peripherals, software, and communications equipment all contributed to overall performance.
Security selection
| The Fund maintained an average underweight to information technology services and technology hardware storage and peripherals during the annual period. Strong security selection within those subsectors delivered positive alpha relative to the benchmark.
Individual holdings
| Positions in computer hardware company Dell Technologies, web services company GoDaddy, and semiconductor company Lam Research contributed to the Fund’s relative performance during the period. Not owning a position in professional services company Accenture, which was a constituent of the benchmark during the period, also contributed to relative results.
Top Performance Detractors
Allocation
| The Fund’s allocation to the communication services and real estate sectors detracted from relative performance during the period. The Fund maintained an average underweight to the communication services sector during the period, which detracted from performance relative to the benchmark due to strong returns from the sector.
Individual holdings
| Positions that detracted most relative to the benchmark during the period included semiconductor company NVIDIA, internet content company and Facebook parent Meta Platforms, content collaboration platform Dropbox, and application software company Cerence.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	31.58	23.29	19.09
Class C (including sales charges)	30.58	23.29	19.09
S&P North American Technology Sector Index	41.01	22.12	20.09
Russell 3000 Index	27.58	15.00	12.09
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 12,995,710,378
Total number of portfolio holdings	66
Management services fees (represents 0.82% of Fund average net assets)	$ 91,097,047
Portfolio turnover for the reporting period	39%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Lam Research Corp.	5.3%
Broadcom, Inc.	5.2%
Microsoft Corp.	4.9%
NVIDIA Corp.	4.4%
Alphabet, Inc., Class A	3.9%
Apple, Inc.	3.6%
Applied Materials, Inc.	3.4%
Bloom Energy Corp., Class A	3.1%
GoDaddy, Inc., Class A	2.9%
eBay, Inc.	2.8%
Equity Sector Allocation
Information Technology Sub-industry Allocation
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Seligman Technology and Information Fund
Institutional Class / CCIZX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 107	0.92%
Management's Discussion of Fund Performance
Top Performance Contributors
Allocation
| Overall, the Fund’s allocation to the information technology sector relative to the S&P North American Technology Sector Index was the largest contributing sector during the annual period. Within information technology, the Fund’s allocation to information technology services, technology hardware storage and peripherals, software, and communications equipment all contributed to overall performance.
Security selection
| The Fund maintained an average underweight to information technology services and technology hardware storage and peripherals during the annual period. Strong security selection within those subsectors delivered positive alpha relative to the benchmark.
Individual holdings
| Positions in computer hardware company Dell Technologies, web services company GoDaddy, and semiconductor company Lam Research contributed to the Fund’s relative performance during the period. Not owning a position in professional services company Accenture, which was a constituent of the benchmark during the period, also contributed to relative results.
Top Performance Detractors
Allocation
| The Fund’s allocation to the communication services and real estate sectors detracted from relative performance during the period. The Fund maintained an average underweight to the communication services sector during the period, which detracted from performance relative to the benchmark due to strong returns from the sector.
Individual holdings
| Positions that detracted most relative to the benchmark during the period included semiconductor company NVIDIA, internet content company and Facebook parent Meta Platforms, content collaboration platform Dropbox, and application software company Cerence.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	32.88	24.53	20.29
S&P North American Technology Sector Index	41.01	22.12	20.09
Russell 3000 Index	27.58	15.00	12.09
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-
funds for more recent performance information.
Key Fund Statistics
Fund net assets	$ 12,995,710,378
Total number of portfolio holdings	66
Management services fees (represents 0.82% of Fund average net assets)	$ 91,097,047
Portfolio turnover for the reporting period	39%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Lam Research Corp.	5.3%
Broadcom, Inc.	5.2%
Microsoft Corp.	4.9%
NVIDIA Corp.	4.4%
Alphabet, Inc., Class A	3.9%
Apple, Inc.	3.6%
Applied Materials, Inc.	3.4%
Bloom Energy Corp., Class A	3.1%
GoDaddy, Inc., Class A	2.9%
eBay, Inc.	2.8%
Equity Sector Allocation
Information Technology Sub-industry Allocation
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Seligman Technology and Information Fund
Institutional 2 Class / SCMIX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 104	0.89%
Management's Discussion of Fund Performance
Top Performance Contributors
Allocation
| Overall, the Fund’s allocation to the information technology sector relative to the S&P North American Technology Sector Index was the largest contributing sector during the annual period. Within information technology, the Fund’s allocation to information technology services, technology hardware storage and peripherals, software, and communications equipment all contributed to overall performance.
Security selection
| The Fund maintained an average underweight to information technology services and technology hardware storage and peripherals during the annual period. Strong security selection within those subsectors delivered positive alpha relative to the benchmark.
Individual holdings
| Positions in computer hardware company Dell Technologies, web services company GoDaddy, and semiconductor company Lam Research contributed to the Fund’s relative performance during the period. Not owning a position in professional services company Accenture, which was a constituent of the benchmark during the period, also contributed to relative results.
Top Performance Detractors
Allocation
| The Fund’s allocation to the communication services and real estate sectors detracted from relative performance during the period. The Fund maintained an average underweight to the communication services sector during the period, which detracted from performance relative to the benchmark due to strong returns from the sector.
Individual holdings
| Positions that detracted most relative to the benchmark during the period included semiconductor company NVIDIA, internet content company and Facebook parent Meta Platforms, content collaboration platform Dropbox, and application software company Cerence.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	32.94	24.58	20.36
S&P North American Technology Sector Index	41.01	22.12	20.09
Russell 3000 Index	27.58	15.00	12.09
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 12,995,710,378
Total number of portfolio holdings	66
Management services fees (represents 0.82% of Fund average net assets)	$ 91,097,047
Portfolio turnover for the reporting period	39%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Lam Research Corp.	5.3%
Broadcom, Inc.	5.2%
Microsoft Corp.	4.9%
NVIDIA Corp.	4.4%
Alphabet, Inc., Class A	3.9%
Apple, Inc.	3.6%
Applied Materials, Inc.	3.4%
Bloom Energy Corp., Class A	3.1%
GoDaddy, Inc., Class A	2.9%
eBay, Inc.	2.8%
Equity Sector Allocation
Information Technology Sub-industry Allocation
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Seligman Technology and Information Fund
Institutional 3 Class / CCOYX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 98	0.84%
Management's Discussion of Fund Performance
Top Performance Contributors
Allocation
| Overall, the Fund’s allocation to the information technology sector relative to the S&P North American Technology Sector Index was the largest contributing sector during the annual period. Within information technology, the Fund’s allocation to information technology services, technology hardware storage and peripherals, software, and communications equipment all contributed to overall performance.
Security selection
| The Fund maintained an average underweight to information technology services and technology hardware storage and peripherals during the annual period. Strong security selection within those subsectors delivered positive alpha relative to the benchmark.
Individual holdings
| Positions in computer hardware company Dell Technologies, web services company GoDaddy, and semiconductor company Lam Research contributed to the Fund’s relative performance during the period. Not owning a position in professional services company Accenture, which was a constituent of the benchmark during the period, also contributed to relative results.
Top Performance Detractors
Allocation
| The Fund’s allocation to the communication services and real estate sectors detracted from relative performance during the period. The Fund maintained an average underweight to the communication services sector during the period, which detracted from performance relative to the benchmark due to strong returns from the sector.
Individual holdings
| Positions that detracted most relative to the benchmark during the period included semiconductor company NVIDIA, internet content company and Facebook parent Meta Platforms, content collaboration platform Dropbox, and application software company Cerence.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	33.00	24.64	20.28
S&P North American Technology Sector Index	41.01	22.12	20.09
Russell 3000 Index	27.58	15.00	12.09
(a)
The returns shown for periods prior to March 1, 2017 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 12,995,710,378
Total number of portfolio holdings	66
Management services fees (represents 0.82% of Fund average net assets)	$ 91,097,047
Portfolio turnover for the reporting period	39%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Lam Research Corp.	5.3%
Broadcom, Inc.	5.2%
Microsoft Corp.	4.9%
NVIDIA Corp.	4.4%
Alphabet, Inc., Class A	3.9%
Apple, Inc.	3.6%
Applied Materials, Inc.	3.4%
Bloom Energy Corp., Class A	3.1%
GoDaddy, Inc., Class A	2.9%
eBay, Inc.	2.8%
Equity Sector Allocation
Information Technology Sub-industry Allocation
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Seligman Technology and Information Fund
Class R / SCIRX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$ 165	1.42%
Management's Discussion of Fund Performance
Top Performance Contributors
Allocation
| Overall, the Fund’s allocation to the information technology sector relative to the S&P North American Technology Sector Index was the largest contributing sector during the annual period. Within information technology, the Fund’s allocation to information technology services, technology hardware storage and peripherals, software, and communications equipment all contributed to overall performance.
Security selection
| The Fund maintained an average underweight to information technology services and technology hardware storage and peripherals during the annual period. Strong security selection within those subsectors delivered positive alpha relative to the benchmark.
Individual holdings
| Positions in computer hardware company Dell Technologies, web services company GoDaddy, and semiconductor company Lam Research contributed to the Fund’s relative performance during the period. Not owning a position in professional services company Accenture, which was a constituent of the benchmark during the period, also contributed to relative results.
Top Performance Detractors
Allocation
| The Fund’s allocation to the communication services and real estate sectors detracted from relative performance during the period. The Fund maintained an average underweight to the communication services sector during the period, which detracted from performance relative to the benchmark due to strong returns from the sector.
Individual holdings
| Positions that detracted most relative to the benchmark during the period included semiconductor company NVIDIA, internet content company and Facebook parent Meta Platforms, content collaboration platform Dropbox, and application software company Cerence.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class R shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	32.22	23.91	19.69
S&P North American Technology Sector Index	41.01	22.12	20.09
Russell 3000 Index	27.58	15.00	12.09
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 12,995,710,378
Total number of portfolio holdings	66
Management services fees (represents 0.82% of Fund average net assets)	$ 91,097,047
Portfolio turnover for the reporting period	39%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Lam Research Corp.	5.3%
Broadcom, Inc.	5.2%
Microsoft Corp.	4.9%
NVIDIA Corp.	4.4%
Alphabet, Inc., Class A	3.9%
Apple, Inc.	3.6%
Applied Materials, Inc.	3.4%
Bloom Energy Corp., Class A	3.1%
GoDaddy, Inc., Class A	2.9%
eBay, Inc.	2.8%
Equity Sector Allocation
Information Technology Sub-industry Allocation
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant		Amount billed to the registrant's investment advisor
	May 31, 2024	May 31, 2023	May 31, 2024	May 31, 2023
Audit fees (a)	$31,493	$30,090	$0	$0
Audit-related fees (b)	$0	$0	$0	$0
Tax fees (c)	$12,850	$12,850	$0	$0
All other fees (d)	$0	$0	$0	$0
Non-audit fees (g)	$0	$0	$581,000	$577,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Seligman Technology and Information Fund
Annual Financial Statements and Additional Information
May 31, 2024

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Seligman Technology and Information Fund | 2024

Portfolio of Investments
May 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 94.6%
Issuer	Shares	Value ($)
Communication Services 13.1%
Cable & Satellite 1.4%
Comcast Corp., Class A	4,416,724	176,801,462
Interactive Media & Services 9.7%
Alphabet, Inc., Class A(a)	2,926,180	504,766,050
Alphabet, Inc., Class C(a)	1,534,960	267,021,642
Match Group, Inc.(a)	1,803,800	55,250,394
Meta Platforms, Inc., Class A	589,850	275,359,675
Pinterest, Inc., Class A(a)	2,728,356	113,199,490
TripAdvisor, Inc.(a)	2,568,100	47,124,635
Total		1,262,721,886
Movies & Entertainment 1.1%
Walt Disney Co. (The)	1,337,000	138,927,670
Wireless Telecommunication Services 0.9%
T-Mobile US, Inc.	707,575	123,797,322
Total Communication Services		1,702,248,340
Consumer Discretionary 5.6%
Broadline Retail 5.2%
Amazon.com, Inc.(a)	1,810,900	319,515,196
eBay, Inc.	6,709,874	363,809,368
Total		683,324,564
Restaurants 0.4%
DoorDash, Inc., Class A(a)	435,000	47,897,850
Total Consumer Discretionary		731,222,414
Financials 5.7%
Transaction & Payment Processing Services 5.7%
Block, Inc., Class A(a)	550,450	35,272,836
Fiserv, Inc.(a)	944,357	141,426,904
Global Payments, Inc.	1,963,050	199,936,643
Shift4 Payments, Inc., Class A(a)	854,600	57,497,488
Visa, Inc., Class A	1,148,125	312,818,137
Total		746,952,008
Total Financials		746,952,008
Health Care 0.3%
Common Stocks (continued)
Issuer	Shares	Value ($)
Biotechnology 0.3%
Apnimed, Inc.(a),(b),(c),(d)	1,127,586	14,340,188
Apnimed, Inc.(a),(b),(c),(d)	675,613	8,592,176
Apnimed, Inc.(a),(b),(c),(d)	360,327	4,582,495
Apnimed, Inc.(a),(b),(c),(d)	450,409	5,728,121
Total		33,242,980
Total Health Care		33,242,980
Industrials 3.5%
Heavy Electrical Equipment 3.1%
Bloom Energy Corp., Class A(a),(e)	24,801,842	404,766,062
Passenger Ground Transportation 0.4%
Lyft, Inc., Class A(a)	3,221,600	50,289,176
Total Industrials		455,055,238
Information Technology 64.3%
Application Software 6.2%
ANSYS, Inc.(a)	118,900	37,744,805
Dropbox, Inc., Class A(a)	10,162,609	228,963,581
Five9, Inc.(a)	892,100	41,714,596
RingCentral, Inc., Class A(a)	3,978,958	136,080,364
Salesforce, Inc.	397,674	93,230,692
Synopsys, Inc.(a)	427,152	239,546,841
Verint Systems, Inc.(a)	1,085,800	32,204,828
Total		809,485,707
Communications Equipment 2.9%
Arista Networks, Inc.(a)	426,544	126,960,822
F5, Inc.(a)	1,014,019	171,338,790
Juniper Networks, Inc.	1,687,700	60,200,259
Lumentum Holdings, Inc.(a)	251,917	10,958,389
Total		369,458,260
Electronic Equipment & Instruments 1.3%
Advanced Energy Industries, Inc.	1,593,463	171,185,730
Internet Services & Infrastructure 2.9%
GoDaddy, Inc., Class A(a)	2,718,966	379,649,223
Semiconductor Materials & Equipment 11.4%
Applied Materials, Inc.	2,064,831	444,103,852
Kulicke & Soffa Industries, Inc.	283,800	12,961,146
Lam Research Corp.	741,218	691,141,312
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Technology and Information Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Teradyne, Inc.	2,390,992	336,986,412
Total		1,485,192,722
Semiconductors 20.6%
Analog Devices, Inc.	508,952	119,344,155
Broadcom, Inc.	512,282	680,592,251
indie Semiconductor, Inc., Class A(a)	2,000,000	13,340,000
Marvell Technology, Inc.	3,016,774	207,584,219
NVIDIA Corp.	519,175	569,187,128
NXP Semiconductors NV	759,500	206,659,950
ON Semiconductor Corp.(a)	3,170,675	231,586,102
Qorvo, Inc.(a)	159,501	15,693,303
Renesas Electronics Corp.	12,189,700	224,614,958
Semtech Corp.(a),(e)	3,214,600	125,015,794
Synaptics, Inc.(a),(e)	2,803,445	262,710,831
Transphorm, Inc.(a),(e)	3,216,212	15,373,493
Total		2,671,702,184
Systems Software 11.5%
Adeia, Inc.(e)	7,485,406	88,552,353
Gen Digital, Inc.	12,007,008	298,134,009
Microsoft Corp.	1,536,050	637,660,437
Oracle Corp.	2,230,176	261,354,325
Palo Alto Networks, Inc.(a)	444,110	130,972,480
Tenable Holdings, Inc.(a)	1,771,227	74,728,067
Total		1,491,401,671
Technology Hardware, Storage & Peripherals 7.5%
Apple, Inc.	2,463,200	473,550,200
NetApp, Inc.	2,409,429	290,167,535
Western Digital Corp.(a)	2,780,046	209,309,663
Total		973,027,398
Total Information Technology		8,351,102,895
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.1%
Telecom Tower REITs 2.1%
American Tower Corp.	697,595	136,547,245
Crown Castle, Inc.	1,391,117	142,589,493
Total		279,136,738
Total Real Estate		279,136,738
Total Common Stocks (Cost: $6,438,159,477)		12,298,960,613

Exchange-Traded Equity Funds 0.1%

Financials 0.1%
Diversified Capital Markets 0.1%
Columbia Seligman Semiconductor and Technology ETF(e)	540,600	14,374,554
Total Financials		14,374,554
Total Exchange-Traded Equity Funds (Cost: $8,811,780)		14,374,554

Money Market Funds 5.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(e),(f)	648,561,845	648,432,132
Total Money Market Funds (Cost: $648,366,984)		648,432,132
Total Investments in Securities (Cost $7,095,338,241)		12,961,767,299
Other Assets & Liabilities, Net		33,943,079
Net Assets		$12,995,710,378
At May 31, 2024, securities and/or cash totaling $18,714,996 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Dell Technologies, Inc.	Morgan Stanley	USD	(18,714,996)	(1,341)	165.00	6/21/2024	(662,936)	(140,805)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Seligman Technology and Information Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2024, the total value of these securities amounted to $33,242,980, which represents 0.26% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At May 31, 2024, the total market value of these securities amounted to $33,242,980, which represents 0.26% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Apnimed, Inc.	04/28/2022	360,327	4,002,965	4,582,495
Apnimed, Inc.	12/22/2022	450,409	5,005,765	5,728,121
Apnimed, Inc.	04/28/2022	675,613	5,999,993	8,592,176
Apnimed, Inc.	03/12/2021	1,127,586	9,999,997	14,340,188
			25,008,720	33,242,980

(d)	Valuation based on significant unobservable inputs.
(e)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended May 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Adeia, Inc.
	69,420,867	4,630,399	(998,531)	15,499,618	88,552,353	(514,693)	1,461,710	7,485,406
Bloom Energy Corp., Class A
	177,912,015	152,390,661	—	74,463,386	404,766,062	—	—	24,801,842
Columbia Seligman Semiconductor and Technology ETF
	10,466,935	—	—	3,907,619	14,374,554	—	105,585	540,600
Columbia Short-Term Cash Fund, 5.547%
	137,027,124	2,475,032,377	(1,963,690,276)	62,907	648,432,132	39,042	20,016,572	648,561,845
Eiger BioPharmaceuticals, Inc.†
	2,597,448	—	(22,148,236)	19,550,788	—	(22,048,840)	—	—
Movella Holdings, Inc.‡,†
	—	28,000,001 *	(28,000,001)	—	—	(26,221,372)	—	—
Semtech Corp.‡,†
	—	57,689,417	(301,897)	—	—	(66,440)	—	—
SMART Global Holdings, Inc.†
	71,163,038	1,015,242	(55,378,216)	(16,800,064)	—	12,286,657	—	—
Synaptics, Inc.
	198,739,064	44,929,798	—	19,041,969	262,710,831	—	—	2,803,445
Transphorm, Inc.
	11,740,875	754,749	—	2,877,869	15,373,493	—	—	3,216,212
Total	679,067,366			118,604,092	1,434,209,425	(36,525,646)	21,583,867

†	Issuer was not an affiliate at the end of period.
‡	Issuer was not an affiliate at the beginning of period.
*	Includes the effects of a corporate action.

(f)	The rate shown is the seven-day current annualized yield at May 31, 2024.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Technology and Information Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	1,702,248,340	—	—	1,702,248,340
Consumer Discretionary	731,222,414	—	—	731,222,414
Financials	746,952,008	—	—	746,952,008
Health Care	—	—	33,242,980	33,242,980
Industrials	455,055,238	—	—	455,055,238
Information Technology	8,126,487,937	224,614,958	—	8,351,102,895
Real Estate	279,136,738	—	—	279,136,738
Total Common Stocks	12,041,102,675	224,614,958	33,242,980	12,298,960,613
Exchange-Traded Equity Funds	14,374,554	—	—	14,374,554
Money Market Funds	648,432,132	—	—	648,432,132
Total Investments in Securities	12,703,909,361	224,614,958	33,242,980	12,961,767,299
Investments in Derivatives
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Seligman Technology and Information Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Liability
Call Option Contracts Written	(140,805)	—	—	(140,805)
Total	12,703,768,556	224,614,958	33,242,980	12,961,626,494
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Technology and Information Fund  | 2024

Statement of Assets and Liabilities
May 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $5,825,246,289)	$11,527,557,874
Affiliated issuers (cost $1,270,091,952)	1,434,209,425
Receivable for:
Investments sold	46,883,323
Capital shares sold	9,276,306
Dividends	9,442,981
Foreign tax reclaims	243,551
Expense reimbursement due from Investment Manager	296
Prepaid expenses	31,303
Total assets	13,027,645,059
Liabilities
Option contracts written, at value (premiums received $662,936)	140,805
Payable for:
Investments purchased	24,383,245
Capital shares redeemed	5,530,717
Management services fees	288,856
Distribution and/or service fees	63,949
Transfer agent fees	901,172
Compensation of board members	13,511
Other expenses	168,827
Deferred compensation of board members	443,599
Total liabilities	31,934,681
Net assets applicable to outstanding capital stock	$12,995,710,378
Represented by
Paid in capital	5,833,604,531
Total distributable earnings (loss)	7,162,105,847
Total - representing net assets applicable to outstanding capital stock	$12,995,710,378
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Seligman Technology and Information Fund  | 2024

Statement of Assets and Liabilities (continued)
May 31, 2024
Class A
Net assets	$7,648,154,649
Shares outstanding	61,116,481
Net asset value per share	$125.14
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$132.77
Advisor Class
Net assets	$573,402,407
Shares outstanding	4,802,666
Net asset value per share	$119.39
Class C
Net assets	$382,136,983
Shares outstanding	6,916,970
Net asset value per share	$55.25
Institutional Class
Net assets	$3,228,858,868
Shares outstanding	22,072,633
Net asset value per share	$146.28
Institutional 2 Class
Net assets	$750,719,138
Shares outstanding	5,089,224
Net asset value per share	$147.51
Institutional 3 Class
Net assets	$327,258,071
Shares outstanding	2,245,030
Net asset value per share	$145.77
Class R
Net assets	$85,180,262
Shares outstanding	751,323
Net asset value per share	$113.37
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Technology and Information Fund  | 2024

Statement of Operations
Year Ended May 31, 2024

Net investment income
Income:
Dividends — unaffiliated issuers	$81,461,538
Dividends — affiliated issuers	21,583,867
Interfund lending	1,849
Foreign taxes withheld	(673,138)
Total income	102,374,116
Expenses:
Management services fees	91,185,058
Distribution and/or service fees
Class A	16,906,522
Class C	3,431,475
Class R	382,452
Transfer agent fees
Class A	6,057,103
Advisor Class	406,487
Class C	307,473
Institutional Class	2,355,689
Institutional 2 Class	321,418
Institutional 3 Class	14,036
Class R	68,510
Custodian fees	74,481
Printing and postage fees	305,210
Registration fees	215,110
Accounting services fees	32,331
Legal fees	134,055
Compensation of chief compliance officer	2,084
Compensation of board members	137,103
Deferred compensation of board members	94,728
Other	161,948
Total expenses	122,593,273
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(88,011)
Expense reduction	(3,440)
Total net expenses	122,501,822
Net investment loss	(20,127,706)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,774,724,737
Investments — affiliated issuers	(36,525,646)
Foreign currency translations	(14,941)
Option contracts written	(5,861,867)
Net realized gain	1,732,322,283
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	1,336,521,344
Investments — affiliated issuers	118,604,092
Foreign currency translations	(2,207)
Option contracts written	3,079,675
Net change in unrealized appreciation (depreciation)	1,458,202,904
Net realized and unrealized gain	3,190,525,187
Net increase in net assets resulting from operations	$3,170,397,481
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Seligman Technology and Information Fund  | 2024

Statement of Changes in Net Assets

	Year Ended May 31, 2024	Year Ended May 31, 2023
Operations
Net investment loss	$(20,127,706)	$(19,761,511)
Net realized gain	1,732,322,283	224,814,994
Net change in unrealized appreciation (depreciation)	1,458,202,904	62,132,542
Net increase in net assets resulting from operations	3,170,397,481	267,186,025
Distributions to shareholders
Net investment income and net realized gains
Class A	(343,946,904)	(453,179,179)
Advisor Class	(25,385,127)	(25,065,096)
Class C	(37,273,735)	(46,498,959)
Institutional Class	(118,730,747)	(124,458,388)
Institutional 2 Class	(26,854,906)	(23,370,655)
Institutional 3 Class	(10,551,416)	(9,307,487)
Class R	(4,274,435)	(5,573,671)
Total distributions to shareholders	(567,017,270)	(687,453,435)
Increase in net assets from capital stock activity	805,201,798	459,731,892
Total increase in net assets	3,408,582,009	39,464,482
Net assets at beginning of year	9,587,128,369	9,547,663,887
Net assets at end of year	$12,995,710,378	$9,587,128,369
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Technology and Information Fund  | 2024

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	May 31, 2024		May 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	3,284,014	362,246,487	2,436,833	223,788,050
Distributions reinvested	2,969,914	314,098,107	4,798,848	413,372,766
Shares redeemed	(6,224,129)	(687,743,166)	(6,844,105)	(625,242,591)
Net increase (decrease)	29,799	(11,398,572)	391,576	11,918,225
Advisor Class
Shares sold	1,801,418	188,699,714	1,117,877	98,976,421
Distributions reinvested	222,844	22,460,411	261,031	21,456,743
Shares redeemed	(928,090)	(97,537,690)	(970,841)	(84,711,434)
Net increase	1,096,172	113,622,435	408,067	35,721,730
Class C
Shares sold	1,310,188	66,234,737	927,383	41,731,245
Distributions reinvested	774,329	36,285,065	1,096,979	44,921,299
Shares redeemed	(1,787,381)	(90,474,244)	(1,975,128)	(88,415,455)
Net increase (decrease)	297,136	12,045,558	49,234	(1,762,911)
Institutional Class
Shares sold	6,503,441	839,079,250	5,016,960	532,801,222
Distributions reinvested	824,121	101,770,693	1,072,702	106,937,677
Shares redeemed	(3,800,298)	(489,563,225)	(3,560,660)	(373,908,846)
Net increase	3,527,264	451,286,718	2,529,002	265,830,053
Institutional 2 Class
Shares sold	1,777,278	229,635,056	1,676,583	179,430,642
Distributions reinvested	214,659	26,725,082	231,633	23,269,887
Shares redeemed	(805,584)	(105,383,408)	(915,061)	(95,793,053)
Net increase	1,186,353	150,976,730	993,155	106,907,476
Institutional 3 Class
Shares sold	954,285	123,913,750	609,711	64,108,609
Distributions reinvested	79,625	9,793,859	84,793	8,417,390
Shares redeemed	(337,695)	(43,814,604)	(282,124)	(30,322,778)
Net increase	696,215	89,893,005	412,380	42,203,221
Class R
Shares sold	140,774	14,084,564	116,210	9,864,917
Distributions reinvested	44,363	4,255,744	70,497	5,550,945
Shares redeemed	(194,391)	(19,564,384)	(194,536)	(16,501,764)
Net decrease	(9,254)	(1,224,076)	(7,829)	(1,085,902)
Total net increase	6,823,685	805,201,798	4,775,585	459,731,892
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Seligman Technology and Information Fund  | 2024

[THIS PAGE INTENTIONALLY LEFT BLANK]
Columbia Seligman Technology and Information Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 5/31/2024	$99.56	(0.28)	31.63	31.35	—	(5.77)	(5.77)
Year Ended 5/31/2023	$105.00	(0.26)	2.52	2.26	—	(7.70)	(7.70)
Year Ended 5/31/2022	$121.58	(0.48)	(0.88)	(1.36)	—	(15.22)	(15.22)
Year Ended 5/31/2021	$79.11	(0.19)	53.51	53.32	(0.44)	(10.41)	(10.85)
Year Ended 5/31/2020	$67.52	0.41 (e)	20.34	20.75	—	(9.16)	(9.16)
Advisor Class
Year Ended 5/31/2024	$95.13	0.00 (g)	30.19	30.19	—	(5.93)	(5.93)
Year Ended 5/31/2023	$100.47	(0.03)	2.39	2.36	—	(7.70)	(7.70)
Year Ended 5/31/2022	$116.88	(0.17)	(0.72)	(0.89)	—	(15.52)	(15.52)
Year Ended 5/31/2021	$76.31	0.06	51.57	51.63	(0.52)	(10.54)	(11.06)
Year Ended 5/31/2020	$65.38	0.58 (e)	19.69	20.27	—	(9.34)	(9.34)
Class C
Year Ended 5/31/2024	$47.16	(0.51)	14.37	13.86	—	(5.77)	(5.77)
Year Ended 5/31/2023	$54.65	(0.47)	0.68	0.21	—	(7.70)	(7.70)
Year Ended 5/31/2022	$69.20	(0.76)	0.51 (h)	(0.25)	—	(14.30)	(14.30)
Year Ended 5/31/2021	$48.21	(0.57)	31.78	31.21	(0.20)	(10.02)	(10.22)
Year Ended 5/31/2020	$43.98	(0.10)(e)	13.09	12.99	—	(8.76)	(8.76)
Institutional Class
Year Ended 5/31/2024	$115.37	0.00 (g)	36.84	36.84	—	(5.93)	(5.93)
Year Ended 5/31/2023	$120.01	(0.03)	3.09	3.06	—	(7.70)	(7.70)
Year Ended 5/31/2022	$137.04	(0.20)	(1.31)	(1.51)	—	(15.52)	(15.52)
Year Ended 5/31/2021	$88.14	0.07	59.89	59.96	(0.52)	(10.54)	(11.06)
Year Ended 5/31/2020	$74.36	0.67 (e)	22.45	23.12	—	(9.34)	(9.34)
Institutional 2 Class
Year Ended 5/31/2024	$116.27	0.05	37.14	37.19	—	(5.95)	(5.95)
Year Ended 5/31/2023	$120.85	0.01	3.11	3.12	—	(7.70)	(7.70)
Year Ended 5/31/2022	$137.89	(0.16)	(1.31)	(1.47)	—	(15.57)	(15.57)
Year Ended 5/31/2021	$88.63	0.11	60.24	60.35	(0.53)	(10.56)	(11.09)
Year Ended 5/31/2020	$74.73	0.71 (e)	22.57	23.28	—	(9.38)	(9.38)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Seligman Technology and Information Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 5/31/2024	$125.14	32.55%	1.17%	1.17% (c)	(0.25% )	39%	$7,648,155
Year Ended 5/31/2023	$99.56	3.29%	1.20%	1.20% (c)	(0.28% )	13%	$6,081,865
Year Ended 5/31/2022	$105.00	(3.34% )	1.17% (d)	1.17% (c),(d)	(0.39% )	16%	$6,373,137
Year Ended 5/31/2021	$121.58	70.10%	1.20% (d)	1.20% (c),(d)	(0.19% )	32%	$7,078,794
Year Ended 5/31/2020	$79.11	31.36%	1.23% (d),(f)	1.23% (c),(d),(f)	0.54%	37%	$4,506,828
Advisor Class
Year Ended 5/31/2024	$119.39	32.88%	0.92%	0.92% (c)	0.00% (g)	39%	$573,402
Year Ended 5/31/2023	$95.13	3.55%	0.95%	0.95% (c)	(0.03% )	13%	$352,599
Year Ended 5/31/2022	$100.47	(3.10% )	0.93% (d)	0.93% (c),(d)	(0.14% )	16%	$331,400
Year Ended 5/31/2021	$116.88	70.53%	0.95% (d)	0.95% (c),(d)	0.06%	32%	$317,883
Year Ended 5/31/2020	$76.31	31.69%	0.98% (d),(f)	0.98% (c),(d),(f)	0.79%	37%	$190,471
Class C
Year Ended 5/31/2024	$55.25	31.58%	1.92%	1.92% (c)	(1.00% )	39%	$382,137
Year Ended 5/31/2023	$47.16	2.52%	1.95%	1.95% (c)	(1.03% )	13%	$312,210
Year Ended 5/31/2022	$54.65	(4.08% )	1.92% (d)	1.92% (c),(d)	(1.14% )	16%	$359,106
Year Ended 5/31/2021	$69.20	68.85%	1.94% (d)	1.94% (c),(d)	(0.96% )	32%	$416,301
Year Ended 5/31/2020	$48.21	30.39%	1.98% (d),(f)	1.98% (c),(d),(f)	(0.22% )	37%	$339,268
Institutional Class
Year Ended 5/31/2024	$146.28	32.88%	0.92%	0.92% (c)	0.00% (g)	39%	$3,228,859
Year Ended 5/31/2023	$115.37	3.57%	0.95%	0.95% (c)	(0.03% )	13%	$2,139,513
Year Ended 5/31/2022	$120.01	(3.09% )	0.92% (d)	0.92% (c),(d)	(0.14% )	16%	$1,922,182
Year Ended 5/31/2021	$137.04	70.53%	0.95% (d)	0.95% (c),(d)	0.06%	32%	$2,027,453
Year Ended 5/31/2020	$88.14	31.70%	0.98% (d),(f)	0.98% (c),(d),(f)	0.80%	37%	$1,292,741
Institutional 2 Class
Year Ended 5/31/2024	$147.51	32.94%	0.89%	0.89%	0.04%	39%	$750,719
Year Ended 5/31/2023	$116.27	3.58%	0.91%	0.91%	0.01%	13%	$453,797
Year Ended 5/31/2022	$120.85	(3.05% )	0.89% (d)	0.89% (d)	(0.11% )	16%	$351,625
Year Ended 5/31/2021	$137.89	70.60%	0.91% (d)	0.91% (d)	0.09%	32%	$320,652
Year Ended 5/31/2020	$88.63	31.76%	0.94% (d),(f)	0.94% (d),(f)	0.83%	37%	$223,964
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Technology and Information Fund  | 2024

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 5/31/2024	$114.93	0.11	36.71	36.82	—	(5.98)	(5.98)
Year Ended 5/31/2023	$119.49	0.06	3.08	3.14	—	(7.70)	(7.70)
Year Ended 5/31/2022	$136.48	(0.09)	(1.27)	(1.36)	—	(15.63)	(15.63)
Year Ended 5/31/2021	$87.79	0.19	59.63	59.82	(0.54)	(10.59)	(11.13)
Year Ended 5/31/2020	$74.09	0.78 (e)	22.33	23.11	—	(9.41)	(9.41)
Class R
Year Ended 5/31/2024	$90.90	(0.50)	28.74	28.24	—	(5.77)	(5.77)
Year Ended 5/31/2023	$96.85	(0.45)	2.20	1.75	—	(7.70)	(7.70)
Year Ended 5/31/2022	$113.17	(0.73)	(0.67)	(1.40)	—	(14.92)	(14.92)
Year Ended 5/31/2021	$74.19	(0.42)	50.04	49.62	(0.36)	(10.28)	(10.64)
Year Ended 5/31/2020	$63.78	0.19 (e)	19.20	19.39	—	(8.98)	(8.98)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Net investment income per share includes special dividends. The per share effect of these dividends amounted to:

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class	Class R
05/31/2020	$0.52	$0.50	$0.32	$0.58	$0.58	$0.58	$0.49

(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	Rounds to zero.
(h)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Seligman Technology and Information Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 5/31/2024	$145.77	33.00%	0.84%	0.84%	0.09%	39%	$327,258
Year Ended 5/31/2023	$114.93	3.64%	0.86%	0.86%	0.06%	13%	$178,005
Year Ended 5/31/2022	$119.49	(3.01% )	0.84% (d)	0.84% (d)	(0.07% )	16%	$135,794
Year Ended 5/31/2021	$136.48	70.67%	0.86% (d)	0.86% (d)	0.17%	32%	$115,173
Year Ended 5/31/2020	$87.79	31.81%	0.89% (d),(f)	0.89% (d),(f)	0.93%	37%	$49,333
Class R
Year Ended 5/31/2024	$113.37	32.22%	1.42%	1.42% (c)	(0.50% )	39%	$85,180
Year Ended 5/31/2023	$90.90	3.04%	1.45%	1.45% (c)	(0.53% )	13%	$69,138
Year Ended 5/31/2022	$96.85	(3.59% )	1.42% (d)	1.42% (c),(d)	(0.64% )	16%	$74,421
Year Ended 5/31/2021	$113.17	69.70%	1.44% (d)	1.44% (c),(d)	(0.44% )	32%	$93,459
Year Ended 5/31/2020	$74.19	31.03%	1.48% (d),(f)	1.48% (c),(d),(f)	0.27%	37%	$64,178
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Technology and Information Fund  | 2024

Notes to Financial Statements
May 31, 2024
Note 1. Organization
Columbia Seligman Technology and Information Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Board of Trustees of the Fund approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund will be exchanged for Class S shares of the Fund. This will be a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund will be converted to Institutional Class shares of the Fund. This will be a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for

Columbia Seligman Technology and Information Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in
Columbia Seligman Technology and Information Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Columbia Seligman Technology and Information Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund has written option contracts to increase return on investments and to protect gains. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at May 31, 2024:
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Option contracts written, at value	140,805
Columbia Seligman Technology and Information Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended May 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Option contracts written ($)
Equity risk	(5,861,867)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Option contracts written ($)
Equity risk	3,079,675
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended May 31, 2024:
Derivative instrument	Average value ($)
Option contracts written	(3,463,269)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of May 31, 2024:
Morgan Stanley ($)
Liabilities
Call option contracts written	140,805
Total financial and derivative net assets	(140,805)
Total collateral received (pledged) (a)	(140,805)
Net amount (b)	-

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a

Columbia Seligman Technology and Information Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting
Columbia Seligman Technology and Information Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.915% to 0.705% as the Fund’s net assets increase. The effective management services fee rate for the year ended May 31, 2024 was 0.823% of the Fund’s average daily net assets.
The Investment Manager has contractually agreed to implement a waiver with respect to Fund assets invested in funds that pay a management or advisory fee to the Investment Manager or its affiliate (underlying affiliated funds). Under this arrangement, the Investment Manager waives its net management fee (management fee less reimbursements/waivers) with respect to the Fund in an amount equal to the net management or advisory fee (fee less reimbursement/waivers) payable by an underlying affiliated fund on the assets invested by the Fund in the underlying affiliated fund.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.

Columbia Seligman Technology and Information Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
For the year ended May 31, 2024, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Advisor Class	0.09
Class C	0.09
Institutional Class	0.09
Institutional 2 Class	0.05
Institutional 3 Class	0.01
Class R	0.09
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended May 31, 2024, these minimum account balance fees reduced total expenses of the Fund by $3,440.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $13,966,000 for Class C shares. This amount is based on the most recent information available as of March 31, 2024, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges (unaudited)
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the year ended May 31, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	3,818,178
Class C	—	1.00 (b)	15,383

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Seligman Technology and Information Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	October 1, 2023 through September 30, 2024 (%)	Prior to October 1, 2023 (%)
Class A	1.27	1.33
Advisor Class	1.02	1.08
Class C	2.02	2.08
Institutional Class	1.02	1.08
Institutional 2 Class	0.98	1.05
Institutional 3 Class	0.94	1.00
Class R	1.52	1.58
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At May 31, 2024, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, tax straddles, trustees’ deferred compensation, foreign currency transactions, net operating loss reclassification and earnings and profits distributed to shareholders on the redemption of shares. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
29,117,896	(80,058,896)	50,941,000
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.

Columbia Seligman Technology and Information Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
The tax character of distributions paid during the years indicated was as follows:
Year Ended May 31, 2024			Year Ended May 31, 2023
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
5,171,518	561,845,752	567,017,270	—	687,453,435	687,453,435
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At May 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
118,809,926	1,187,432,360	—	5,856,311,781
At May 31, 2024, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
7,105,314,713	6,046,500,284	(190,188,503)	5,856,311,781
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $4,172,985,014 and $4,460,641,178, respectively, for the year ended May 31, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Columbia Seligman Technology and Information Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended May 31, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	753,333	5.89	15
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at May 31, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the year ended May 31, 2024.
Note 9. Significant risks
Information technology sector risk
The Fund is vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the

Columbia Seligman Technology and Information Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Seligman Technology and Information Fund  | 2024

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust II and Shareholders of Columbia Seligman Technology and Information Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Seligman Technology and Information Fund (one of the funds constituting Columbia Funds Series Trust II, referred to hereafter as the "Fund") as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statement of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the five years in the period ended May 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
July 23, 2024
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

Columbia Seligman Technology and Information Fund  | 2024

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended May 31, 2024. Shareholders will be notified in early 2025 of the amounts for use in preparing 2024 income tax returns.
Qualified dividend income	Dividends received deduction	Section 199A dividends	Capital gain dividend	Section 163(j) Interest Dividends
63.96%	59.76%	1.57%	$1,656,105,858	8.09%
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Section 199A dividends. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents Section 199A dividends potentially eligible for a 20% deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
Section 163(j) Interest Dividends. The percentage of ordinary income distributed during the fiscal year that shareholders may treat as interest income for purposes of IRC Section 163(j), subject to holding period requirements and other limitations.
Columbia Seligman Technology and Information Fund  | 2024

Columbia Seligman Technology and Information Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN219_05_P01_(07/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	July 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	July 23, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	July 23, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	July 23, 2024